INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax liabilities derived from tax losses and a negative balance on social contribution (Details) R$ in Thousands	Mar. 31, 2022 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	R$ 10,961,447
Provision for litigation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	9,709,485
Actuarial provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	305,153
ECL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	462,242
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	R$ 484,567